10 STOCKHOLDERS' EQUITY (Details Narrative)	12 Months Ended
Dec. 31, 2015 USD ($) shares
Equity [Abstract]
Shares issued for services	600,000
Non-cash expenses for shares issued | $	$ 326,900
Number of restricted common stock issued in exchange for Series E Preferred Stock	1,000,000
Number of Series E Preferred Stock exchanged	1,000,000
Number of shares issed to extinguish debt due to an officer and shareholder	900,000
Amount of debt extinguished | $	$ 21,675